Commitments and Contingencies (Details Textual) - USD ($)		1 Months Ended		3 Months Ended		12 Months Ended
	Oct. 01, 2015	Feb. 25, 2016	Dec. 31, 2014	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015
Commitments and contigencies (Textual)
Future minimum lease payments						$ 17,291
Lease expense			$ 0
Employee agreements descrpition				The Company has employment agreements with certain key executives with terms that expire in 2018, with provisions for termination obligations, should termination occur prior thereto, of up to 12 months' severance. The Company expects to pay total aggregate base compensation of approximately $550,000 annually through 2018, plus other normal customary fringe benefits and bonuses.		The Company has employment agreements with certain key executives with terms that expire in 2018, with provisions for termination obligations, should termination occur prior thereto, of up to 12 months' severance. The Company paid a total aggregate base compensation of $232,682 in 2015 and expects to pay a total aggregate base compensation of approximately $550,000 annually through 2018, plus other normal customary fringe benefits and bonuses.
Customer deposits				$ 405,470		$ 754,545
Pilatus Business Aircraft, Ltd. [Member]
Commitments and contigencies (Textual)
Purchase special mission modifications				7,300,000		7,300,000
Currently hold in customer deposit				750,000		750,000
Customer deposits				500,000		500,000
San Marcos [Member]
Commitments and contigencies (Textual)
Future minimum lease payments				121,500		162,000
Term of operating leases	15 months
Lease expense	$ 10,500
Lease monthly amount				3,000		$ 3,000
Simulator lease extended						Dec. 31, 2016
Real office and hangar space [Member]
Commitments and contigencies (Textual)
Lease expense				59,540	$ 5,101	$ 207,439
Aircraft and simulators [Member]
Commitments and contigencies (Textual)
Lease expense						3,232,229
Hangar space [Member]
Commitments and contigencies (Textual)
Future minimum lease payments				12,000		18,000
Term of operating leases	1 year
Lease monthly amount	$ 2,000
Hangar space one [Member]
Commitments and contigencies (Textual)
Future minimum lease payments				$ 83,365
Term of operating leases				6 months
Lease monthly amount				$ 16,673
Gulfstream [Member]
Commitments and contigencies (Textual)
Term of operating leases		40 months
Lease expense				18,605
Lease monthly amount		$ 70,000
Aircraft [Member]
Commitments and contigencies (Textual)
Future minimum lease payments				315,000		$ 504,000
Term of operating leases						1 year
Lease due date						Feb. 28, 2016
Lease expense					$ 291,420
Simulator lease extended		Nov. 30, 2016
Purchase special mission modifications		$ 5,500,000
Notes payable				$ 231,395		$ 0